CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2016		$ 2,800,777	$ 579,994	$ 5,697,984	$ 411,239	$ 88,928	$ 9,578,922
Balance (Shares) at Sep. 30, 2016	9,000,000
Shares issued for cast, net of offering costs		5,582,099	0	0	0	0	5,582,099
Shares issued for cast, net of offering costs (Shares)	4,068,346
Foreign currency translation gain (loss)					270,549	1,688	272,237
Net income			593,369	5,280,907		59,412	5,933,688
Balance at Sep. 30, 2017		8,382,876	1,173,363	10,978,891	681,788	150,028	21,366,946
Balance (shares) at Sep. 30, 2017	13,068,346
Shares issued for cast, net of offering costs		9,616,057					9,616,057
Shares issued for cast, net of offering costs (Shares)	3,459,691
Foreign currency translation gain (loss)					(809,244)	(9,224)	(818,468)
Net income			858,412	6,159,702		84,943	7,103,057
Balance at Sep. 30, 2018		17,998,933	2,031,775	17,138,593	(127,456)	225,747	37,267,592
Balance (shares) at Sep. 30, 2018	16,528,037
Shares issued for cast, net of offering costs		50,697	0	0	0	0	50,697
Shares issued for cast, net of offering costs (Shares)	30,000
Foreign currency translation gain (loss)	$ 0	0	0	0	(1,681,369)	(12,909)	(1,694,278)
Net income	$ 0	0	872,924	7,233,942	0	86,828	8,193,694
Balance at Sep. 30, 2019		$ 18,049,630	$ 2,904,699	$ 24,372,535	$ (1,808,825)	$ 299,666	$ 43,817,705
Balance (shares) at Sep. 30, 2019	16,558,037